Operating assets and liabilities - Provisions and contingent liabilities - Narrative (Details) $ in Millions, kr in Billions	1 Months Ended
	Aug. 31, 2019 DKK (kr)	Dec. 31, 2021 USD ($) lawsuit plaintiff numberOfMotions
Disclosure of contingent liabilities [line items]
Number of plaintiffs | plaintiff		369
Settlement agreement | $		$ 100
Number of lawsuits		8
Number of putative class action lawsuits		2
Number of motions filed by Novo Nordisk | numberOfMotions		2
NEW JERSEY
Disclosure of contingent liabilities [line items]
Number of lawsuits		4
TEXAS
Disclosure of contingent liabilities [line items]
Number of lawsuits		3
KENTUCKY
Disclosure of contingent liabilities [line items]
Number of lawsuits		1
Product liability lawsuits
Disclosure of contingent liabilities [line items]
Claim total | kr	kr 11.8